Acquisitions of businesses (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of acquisition of businesses [abstract]
Fair value of assets and liabilities arising from acquisitions
(USD millions)	2020	2019	2018

Property, plant and equipment	26	44	137

Right-of-use assets	32

Currently marketed products	196	3 550	2 531

Acquired research and development	8 600	342	10 224

Other intangible assets	218	22	1

Deferred tax assets	476	60	381

Non-current financial and other assets	49	8	19

Inventories	84	195	20

Trade receivables and financial and other current assets	109	4	90

Cash and cash equivalents	76		1 112

Deferred tax liabilities	– 1 977	– 107	– 2 874

Current and non-current financial debts	– 32	– 2	– 14

Current and non-current lease liabilities	– 44

Trade payables and other liabilities	– 144	– 178	– 627

Net identifiable assets acquired	7 669	3 938	11 000

Acquired cash and cash equivalents	– 76		– 1 112

Non-controlling interests			– 26

Goodwill	2 580	186	4 084

Net assets recognized as a result of acquisitions of businesses [1]	10 173	4 124	13 946

[1] In 2018, net assets recognized as a result of acquisitions of businesses in the consolidated balance sheet from continuing operations were USD 13 660 million.